Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-Term Debt Covenants [Abstract]
Bank Loans

	Bank loans	As of June 30, 2017	As of December 31, 2016	Margin
(i)	Issued in March 2007 maturing in December 2019 (the “2007 credit facility”)	185,975	185,975	3.00%
(ii)	Issued in March 2008 maturing in December 2019 (the “2008 credit facility”)	181,641	181,641	3.00%
(iii)	Issued in June 2011 maturing in March 2018 (the “2011 credit facility”)	14,000	14,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 (the “2013 credit facility”)	198,969	207,646	3.50%
(v)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”)	15,750	15,750	2.50%
	Total long-term debt	$596,335	$605,012
	Less: Deferred loan issuance costs	2,354	2,825
	Total long-term debt, net	$593,981	$602,187
	Less: Current portion of long-term debt	97,893	40,534
	Add: Current portion of deferred loan issuance costs	923	966
	Long-term debt, net	$497,011	$562,619